Segment Information - Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information [Line Items]
Net sales	$ 1,750,932	$ 865,512	$ 941,525	$ 858,177	$ 865,692	$ 890,546	$ 910,175	$ 790,273	$ 4,416,146	$ 3,456,686	$ 3,030,773
Property, plant and equipment, net	1,188,187				387,525				1,188,187	387,525	329,435
United States
Geographic Information [Line Items]
Net sales									2,624,338	2,336,845	2,222,856
Property, plant and equipment, net	372,807				195,631				372,807	195,631	196,440
Europe
Geographic Information [Line Items]
Net sales									912,642	701,865	470,879
Property, plant and equipment, net	394,215				140,290				394,215	140,290	77,000
Asia and other
Geographic Information [Line Items]
Net sales									879,166	417,976	337,038
Property, plant and equipment, net	250,639				51,143				250,639	51,143	55,223
Australia
Geographic Information [Line Items]
Property, plant and equipment, net	$ 170,526				$ 461				$ 170,526	$ 461	$ 772